MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MARKETABLE SECURITIES [Text Block]
5.	MARKETABLE SECURITIES

As at December 31, 2017, the Company held marketable securities with a total market value of $285,700 (2016 - $454,500). The Company’s marketable securities consist of 2.5 million common shares of NorthIsle Copper and Gold Inc. with a market value of $250,000 (December 31, 2016 - $412,500) and 420,000 common shares of Copper North Mining Corp. with a market value of $35,700 (December 31, 2016 - $42,000).